Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$95	1.82%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.82%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 624,151,535
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$117	2.28%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.28%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$82	1.59%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 296,351,601
Holdings Count | Holding	304
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.